ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]
18.	ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME

Foreign currency
translation adjustments
RMB
Balance as of January 1, 2015	7,065
Foreign currency translation adjustments, net of tax of nil	21,124
Balance as of December 31, 2015	28,189
Foreign currency translation adjustments, net of tax of nil	22,275
Balance as of December 31, 2016	50,464
Foreign currency translation adjustments, net of tax of nil	(10,424)
Balance as of December 31, 2017	40,040

US$
Balance as of December 31, 2017	6,154

There have been no reclassifications out of accumulated other comprehensive income to net (loss)/income for the periods presented.